Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 30, 2024	Dec. 30, 2023	Dec. 30, 2022	Dec. 30, 2021	Dec. 30, 2020	Dec. 30, 2019	Dec. 30, 2018	Dec. 30, 2017	Dec. 30, 2016	Dec. 30, 2015	Dec. 30, 2014
Paradigm Value Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Paradigm Value Fund
Account Value				$ 25,308	$ 22,467	$ 19,827	$ 24,914	$ 19,121	$ 16,235	$ 13,277	$ 13,558	$ 11,887	$ 10,135	$ 10,000
Average Annual Return, Percent	12.65%	9.28%	9.73%
Paradigm Select Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Paradigm Select Fund
Account Value				$ 29,849	25,570	20,144	27,386	20,880	16,566	11,977	13,298	11,452	9,874	10,000
Average Annual Return, Percent	16.73%	12.50%	11.56%
Paradigm Micro-Cap Fund
Account Value [Line Items]
Line Graph and Table Measure Name				Paradigm Micro-Cap Fund
Account Value				$ 28,847	25,411	21,555	27,153	21,223	14,452	11,809	13,263	11,454	8,995	10,000
Average Annual Return, Percent	13.52%	14.82%	11.18%
Paradigm Value Fund | Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000® Value Index
Account Value				$ 19,934	18,448	16,091	18,816	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Average Annual Return, Percent	8.05%	7.29%	7.14%
Paradigm Select Fund | Russell 2500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2500® Index
Account Value				$ 23,347	20,846	17,753	21,748	18,402	15,336	12,003	13,337	11,418	9,710	10,000
Average Annual Return, Percent	12.00%	8.77%	8.85%
Paradigm Micro-Cap Fund | Russell Microcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Microcap® Index
Account Value				$ 19,254	16,933	15,488	19,845	16,629	13,748	11,229	12,919	11,416	9,484	10,000
Average Annual Return, Percent	13.70%	6.97%	6.77%
Paradigm Value Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Account Value				$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
Paradigm Select Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Account Value				$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
Paradigm Micro-Cap Fund | S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500® Index
Account Value				$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%